Stockholders’ Equity - Schedule of RSU Activity for Contractors (Details) - Contractors [Member]	3 Months Ended
Mar. 31, 2026 $ / shares shares
Schedule of RSU Activity for Contractors [Line Items]
Number of RSU, Unvested | shares	693,895
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 1.61
Number of RSU, Granted | shares
Weighted Average Grant Date Fair Value, Granted | $ / shares
Number of RSU, Granted | shares	(459,782)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 1.61
Number of RSU, Cancelled or forfeited | shares	(234,113)
Weighted Average Grant Date Fair Value, Cancelled or forfeited | $ / shares	$ 1.61
Number of RSU, Unvested | shares
Weighted Average Grant Date Fair Value, Unvested | $ / shares